Derivatives (Designated Derivative Instruments Classified As Derivative Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivatives Fair Value [Line Items]
Gain Recognized in Accumulated Comprehensive Loss	$ 22,093	[1],[2]	$ 9,075	[1]	$ (4,959)	[1]
Gain Recognized into Earnings			(27,479)	[3]
Interest Rate Swap [Member]
Derivatives Fair Value [Line Items]
Gain Recognized in Accumulated Comprehensive Loss	22,100		9,100		(5,000)
Interest Rate Swap [Member] | Derivative Assets [Member]
Derivatives Fair Value [Line Items]
Hedge Interest Rates, Lower Range	0.89%
Hedge Interest Rates, Higher Range	6.22%
Interest Rate Swap [Member] | Minimum [Member] | Derivative Assets [Member]
Derivatives Fair Value [Line Items]
Maturity Dates	Oct. 15, 2017
Interest Rate Swap [Member] | Maximum [Member] | Derivative Assets [Member]
Derivatives Fair Value [Line Items]
Maturity Dates	Sep. 27, 2025
Designated as Hedging Instrument [Member]
Derivatives Fair Value [Line Items]
Quantity	31
Swap Contract Notional Amount	540,742
Fair Market Value of Derivative Asset	7,562
Credit Risk Adjustment	(167)
Adjusted Fair Market Value of Derivative Asset	7,395
Deferred Tax Expense	(1,025)
Designated as Hedging Instrument [Member] | Derivative Assets [Member]
Derivatives Fair Value [Line Items]
Gain Recognized in Accumulated Comprehensive Loss	6,917
Gain Recognized into Earnings	82
Designated as Hedging Instrument [Member] | Accrued Interest [Member]
Derivatives Fair Value [Line Items]
Fair Market Value of Derivative Asset	(252)
Adjusted Fair Market Value of Derivative Asset	(252)
Gain Recognized into Earnings
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Derivatives Fair Value [Line Items]
Quantity	31
Swap Contract Notional Amount	540,742
Fair Market Value of Derivative Asset	7,814
Credit Risk Adjustment	(167)
Adjusted Fair Market Value of Derivative Asset	7,647
Deferred Tax Expense	(1,025)
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member] | Derivative Assets [Member]
Derivatives Fair Value [Line Items]
Gain Recognized in Accumulated Comprehensive Loss	6,917
Gain Recognized into Earnings	$ 82

[1]	Deferred tax expense was $3.5 million and $1.4 million for the years ended December 31, 2013 and 2012, respectively. Deferred tax benefit was $0.5 million for the year ended December 31, 2011.
[2]	See Note 8 to Notes to Consolidated Financial Statements.
[3]	Deferred tax expense was $3.9 million for the year ended December 31, 2012.